Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HOMESTEAD FUNDS INC
Entity Central Index Key	0000865733
Document Period End Date	Jun. 30, 2024
C000029057 [Member]
Shareholder Report [Line Items]
Fund Name	Daily Income Fund
Class Name	Daily Income Fund
Trading Symbol	HDIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Daily Income Fund ("Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Daily Income Fund	$30	0.60%*
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table represent past performance, which is no guarantee of future results.
Average Annual Return [Table Text Block]	Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Daily Income Fund	4.86%	1.78%	1.10%
Daily Income Fund—excluding sales load	4.86%	1.78%	1.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030
Net Assets	$ 220,937,345
Holdings Count | Holding	68
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2024.
Fund Net Assets	$220,937,345
Total Number of Portfolio Holdings	68
7-Day Yield	5.34%
Weighted Average Maturity (Days)	33

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
U.S. government and agency obligations	94.3%
Short-term and other assets*	5.7%
Total	100.0%
*	Represents investment in an unaffiliated U.S. government money market fund.

C000029060 [Member]
Shareholder Report [Line Items]
Fund Name	Stock Index Fund
Class Name	Stock Index Fund
Trading Symbol	HSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stock Index Fund ("Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Stock Index Fund	$24	0.45%*
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[2]
Expenses Represent Both Master and Feeder [Text]	Stock Index Fund operates as a feeder fund with all of its assets invested in the BlackRock S&P 500 Index Master Portfolio ("Master Portfolio"). The expense table reflects the expenses of both the feeder fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 7.23% for the six months ended June 30, 2024, trailing its benchmark index, the Standard & Poor’s (“S&P”) 500® Index, which returned 8.01%.
In the first quarter of 2024, equity markets in the United States continued to build off momentum from the last quarter of 2023. These robust gains were largely driven from continued investor optimism around companies involved in artificial intelligence (AI) development. Strong earnings reports also helped buoy U.S. indices, such as the S&P 500, to all-time highs throughout the first quarter of 2024. Fears of a "valuation bubble" began to emerge later in the quarter given the strong appreciation of technology stocks but strong earnings reports helped mitigate these concerns.
In the second quarter of 2024, the S&P 500 continued to notch new all-time highs, pushing the index above 5,450 points in June 2024. Investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. From a Global Industry Classification Standard sector perspective, information technology (13.81%), communication services (9.37%), and utilities (4.66%) were among the best performers, while materials (-4.50%), industrials (-2.89%), and energy (-2.42%) were among the worst performers.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at June 30 of each of the most recent 10 years of a $10,000 initial investment in the Fund and a broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Stock Index Fund	24.01%	14.49%	12.27%
Stock Index Fund—excluding sales load	24.01%	14.49%	12.27%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 250,649,714
Holdings Count | Holding	507
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2024.
Fund Net Assets	$250,649,714
Total Number of Portfolio Holdings	507
Portfolio Turnover	4%
Both the number of portfolio holdings and portfolio turnover represent the holdings and portfolio turnover of the Master Portfolio in which the Stock Index Fund is fully invested.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Information technology	32.2%
Financials	13.0%
Health care	11.6%
Consumer discretionary	9.9%
Communication	9.3%
Industrials	8.1%
Consumer staples	5.7%
Energy	3.6%
Utilities	2.2%
Materials	2.3%
Real estate	2.1%
Total	100%
Top 10 Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly and Co.	1.6%
Broadcom Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Total	36.8%

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly and Co.	1.6%
Broadcom Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Total	36.8%

C000029059 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Short-Term Bond Fund
Trading Symbol	HOSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short-Term Bond Fund ("Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Short-Term Bond Fund	$39	0.77%*
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[3]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 1.26% for the six months ended June 30, 2024, outperforming its performance benchmark, the ICE BofA 1-5 Year U.S. Corporate/Government Index, which returned 1.09%.
Key contributors to the Fund’s outperformance were its allocations to asset-backed securities, corporate bonds (both financials and industrials), collateralized mortgage obligations (CMOs), and mortgage-backed securities (MBS), which contributed significantly as investment-grade credit spreads narrowed. The Fund benefited from strategic yield curve positioning and effective duration management.
The Fund’s underweight position in U.S. Treasuries and security selection generally detracted from performance. Security selection had a slight negative impact, offsetting previous gains from sector allocation and interest rate positioning.
During the period, the team strategically added to the Fund’s duration to benefit from interest rate volatility as inflation data delayed expected rate cuts to late 2024. Allocations to corporate bonds, CMOs, and MBS were increased while reducing allocations to U.S. Treasuries, to improve yield and capitalize on market opportunities.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at June 30 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Short-Term Bond Fund	4.94%	1.17%	1.45%
Short-Term Bond Fund—excluding sales load	4.94%	1.17%	1.45%
Regulatory Benchmark - Bloomberg U.S. Aggregate Index	2.63%	(0.23)%	1.35%
Performance Benchmark - ICE BofA 1-5 Year Corp./Gov. Index	4.77%	1.06%	1.45%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 433,162,274
Holdings Count | Holding	279
Investment Company Portfolio Turnover	199.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2024.
Fund Net Assets	$433,162,274
Total Number of Portfolio Holdings	279
Portfolio Turnover	199%
Weighted Average Maturity (Years)	2.84

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
Corporate bonds—other	37.7%
U.S. government and agency obligations	22.7%
Asset-backed securities	13.4%
Mortgage-backed securities	12.8%
Yankee bonds	11.5%
Corporate bonds—government guaranteed	0.7%
Municipal bonds	0.5%
Short-term and other assets	0.7%
Total	100.0%

C000029062 [Member]
Shareholder Report [Line Items]
Fund Name	Small-Company Stock Fund
Class Name	Small-Company Stock Fund
Trading Symbol	HSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Company Stock Fund ("Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Small-Company Stock Fund	$55	1.09%*
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[4]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 1.48% for the six months ended June 30, 2024, slightly underperforming its performance benchmark, the Russell 2000 Index, which returned 1.73%.
Negative stock selection, particularly in the consumer discretionary sector, was the primary driver of the Fund’s underperformance. Malibu Boats, Inc., manufacturer of recreational boats, and ARKO Corp., operators of convenience stores and wholesalers of fuel, were the worst detractors, as higher interest rates and inflation pressure weighed on certain areas of consumer spending. Malibu Boats, Inc. experienced a sharp revenue decline for its recreational powerboat products following several years of surging demand. ARKO Corp. saw deteriorating merchandise and fuel sales at its rural convenience stores.
Overweight sector allocations in information technology and industrials, coupled with strong selection in the latter, positively impacted the Fund’s returns. Comfort Systems USA, Inc., a leading mechanical and electrical engineering services provider, was the top performer – reporting continued strength in data center and semiconductor fabrication construction activity with record backlog levels. Medpace Holdings, Inc., a clinical research organization, delivered another strong quarter driven by market share gains and exposure to the fast-growing biotechnology segment, while significant profitability improvements boosted earnings growth.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at June 30 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Small-Company Stock Fund	8.09%	8.16%	5.72%
Small-Company Stock Fund—excluding sales load	8.09%	8.16%	5.72%
Regulatory Benchmark - S&P 500 Index	24.56%	15.05%	12.86%
Performance Benchmark - Russell 2000 Index	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 235,315,257
Holdings Count | Holding	52
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table reflects important key statistics as of June 30, 2024.
Fund Net Assets	$235,315,257
Total Number of Portfolio Holdings	52
Portfolio Turnover	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Industrials	25.8%
Information technology	17.4%
Health care	15.4%
Financials	15.0%
Energy	8.5%
Consumer discretionary	6.9%
Materials	6.7%
Real estate	3.1%
Short-term and other assets	1.2%
Total	100.0%
Top 10 Holdings
Applied Industrial Technologies, Inc.	4.0%
Federal Signal Corp.	3.9%
Medpace Holdings, Inc.	3.8%
Integer Holdings Corp.	3.8%
Altair Engineering Inc.	3.7%
Comfort Systems USA, Inc.	3.6%
Summit Materials, Inc.	3.5%
Descartes Systems Group Inc. (The)	3.2%
Avient Corp.	3.2%
Atkore Inc.	3.1%
Total	35.8%

Largest Holdings [Text Block]
Top 10 Holdings
Applied Industrial Technologies, Inc.	4.0%
Federal Signal Corp.	3.9%
Medpace Holdings, Inc.	3.8%
Integer Holdings Corp.	3.8%
Altair Engineering Inc.	3.7%
Comfort Systems USA, Inc.	3.6%
Summit Materials, Inc.	3.5%
Descartes Systems Group Inc. (The)	3.2%
Avient Corp.	3.2%
Atkore Inc.	3.1%
Total	35.8%

C000029063 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	International Equity Fund
Trading Symbol	HISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund ("Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
International Equity Fund	$57	1.15%*
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[5]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 0.86% for the six months ended June 30, 2024, trailing its benchmark index, the MSCI EAFE Index, which returned 5.34%.
By sector, poor performing stocks in health care significantly detracted from the Fund’s relative returns. Within health care, Japanese biopharma holdings Chugai Pharmaceutical and Shionogi weighed on returns, with Shionogi disclosing that its candidate weight-loss drug showed less favorable results in clinical trials than currently available treatments, while Chugai shares sagged on a competitor’s potential drug to challenge the dominance of Hemlibra, Chugai’s hemophilia treatment. Genmab lagged on expense worries, although it reported progress on its cancer drugs in the pipeline. Not owning Novo Nordisk, the weight-loss drugmaker, hurt relative returns.
Our holdings in information technology also detracted from returns, despite strong performance from Taiwan Semiconductor, whose shares continued to soar on sustained demand for AI-related chips for NVIDIA and others. Dassault Systemes and Infineon Technologies were two of the portfolio’s top five detractors in the first half of 2024. Shares of Infineon clawed back some of this drop in the second quarter, and SAP also rose after the company provided more details about AI features coming to its enterprise management software and suggested cloud customer uptake is accelerating.
Viewed by geography, we had poor relative returns in Japan and Europe, both outside the eurozone and inside the eurozone. Strong performing stocks in Canada and the portfolio’s modest exposure to emerging markets, which are not held in the index, contributed to relative performance. In Japan conglomerate Sony, stood out as the biggest detractor following the release of its first-quarter results, which revealed PS5 console sales falling short of expectations despite a price reduction aimed at boosting sales. In Canada, financial services and insurance provider Manulife was a significant contributor.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at June 30 of each of the most recent 10 years of a $10,000 initial investment in the Fund and a broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
International Equity Fund	5.23%	6.24%	4.67%
International Equity Fund—excluding sales load	5.23%	6.24%	4.67%
MSCI®EAFE®Index	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 87,315,208
Holdings Count | Holding	50
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table reflects important key statistics as of June 30, 2024.
Fund Net Assets	$87,315,208
Total Number of Portfolio Holdings	50
Portfolio Turnover	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Country Diversification
Japan	16.0%
Germany	12.2%
France	9.8%
Britain	9.6%
Sweden	9.3%
Switzerland	8.5%
Canada	8.0%
Singapore	4.0%
Denmark	3.7%
Spain	3.1%
Taiwan	2.1%
Australia	2.1%
United States of America	2.1%
Hong Kong	1.8%
Republic of South Korea	1.5%
Netherlands	1.3%
India	1.0%
China	1.0%
Russia	0.0%
Indonesia	0.3
Short-term and other assets	2.6%
Total	100.0%
Top 10 Holdings
Shell PLC	4.2%
Manulife Financial Corp.	4.0%
DBS Group Holdings Ltd.	4.0%
Schneider Electric SE	3.6%
Allianz SE REG	3.5%
Roche Holding AG REG	3.3%
Chugai Pharmaceutical Co., Ltd.	3.3%
SAP SE ADR	3.2%
Haleon PLC	3.2%
Banco Bilboa Vizcaya Argentaria SA	3.1%
Total	35.4%

Largest Holdings [Text Block]
Top 10 Holdings
Shell PLC	4.2%
Manulife Financial Corp.	4.0%
DBS Group Holdings Ltd.	4.0%
Schneider Electric SE	3.6%
Allianz SE REG	3.5%
Roche Holding AG REG	3.3%
Chugai Pharmaceutical Co., Ltd.	3.3%
SAP SE ADR	3.2%
Haleon PLC	3.2%
Banco Bilboa Vizcaya Argentaria SA	3.1%
Total	35.4%

C000029058 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Securities Fund
Class Name	Short-Term Government Securities Fund
Trading Symbol	HOXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short-Term Government Securities Fund ("Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Short-Term Government Securities Fund	$37	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[6]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 0.97% for the six months ended June 30, 2024, outperforming its performance benchmark, the ICE BofA 1-5 Year U.S. Treasury Index, which returned 0.80%.
Key contributors to the Fund’s outperformance were its allocation to sectors not included in the performance benchmark, such as securities of agencies backed by the full faith and credit of the U.S. government, mortgage-backed securities (MBS), collateralized mortgage obligations (CMOs), and asset-backed securities. The Fund benefited from strategic yield curve positioning and effective duration management.
The Fund’s underweight position in U.S. Treasuries and security selection generally detracted from performance, offsetting previous gains achieved through sector allocation and interest rate positioning.
During the period, the team strategically added to the Fund’s duration to benefit from interest rate volatility as inflation data delayed expected rate cuts to late 2024. By utilizing maturities and principal paydowns from agencies, the team increased allocations to CMOs and MBS.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at June 30 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Short-Term Government Securities Fund	4.53%	0.76%	0.94%
Short-Term Government Securities Fund—excluding sales load	4.53%	0.76%	0.94%
Regulatory Benchmark - Bloomberg U.S. Aggregate Index	2.63%	(0.23)%	1.35%
Performance Benchmark - ICE BofA 1-5 Year U.S. Treasury Index	4.16%	0.76%	1.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 56,544,180
Holdings Count | Holding	98
Investment Company Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2024.
Fund Net Assets	$56,544,180
Total Number of Portfolio Holdings	98
Portfolio Turnover	269%
Weighted Average Maturity (Years)	2.89

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
U.S. government and agency obligations	48.8%
Mortgage-backed securities	29.1%
Corporate bonds—government guaranteed	11.7%
Corporate bonds—other	4.5%
Asset-backed securities	3.7%
Short-term and other assets*	2.2%
Total	100.0%
*	Represents investment in an unaffiliated U.S. government money market fund.

C000029061 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Value Fund
Trading Symbol	HOVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Fund ("Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Value Fund	$33	0.64%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[7]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 9.88% for the six months ended June 30, 2024, outperforming its performance benchmark, the Russell 1000 Value Index, which returned 6.62%.
There were two major themes during the period: the potential timing of the Federal Reserve to cut interest rates and the increased enthusiasm over artificial intelligence (AI).
Sector allocation was negative during the period, primarily from overweights in the health care and consumer discretionary sectors. An overweight to the industrial sector had a slightly positive effect. Stock selection was good during the six-month period particularly within the telecommunications and technology sectors. Meta Platform’s outperformance was driven by continued strong user engagement and investor enthusiasm for the potential benefits AI could have on its business.
Negatively impacting performance was Ulta Beauty, a specialty retailer of beauty products, which saw its revenue growth slow more than expected. Also detracting from performance was Centene, a managed care organization that continues to face membership enrollment challenges in its core Medicaid business.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at June 30 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Value Fund	19.84%	11.63%	10.36%
Value Fund—excluding sales load	19.84%	11.63%	10.36%
Regulatory Benchmark - S&P 500 Index	24.56%	15.05%	12.86%
Performance Benchmark - Russell 1000 Value Index	13.06%	9.01%	8.23%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 1,011,917,316
Holdings Count | Holding	48
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table reflects important key statistics as of June 30, 2024.
Fund Net Assets	$1,011,917,316
Total Number of Portfolio Holdings	48
Portfolio Turnover	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Financials	21.0%
Health care	17.3%
Industrials	17.2%
Information technology	9.1%
Communication services	8.5%
Energy	7.5%
Consumer discretionary	7.3%
Materials	6.1%
Real estate	4.0%
Consumer staples	0.7%
Short-term and other assets	1.3%
Total	100.0%
Top 10 Holdings
JPMorgan Chase & Co.	4.2%
Parker-Hannifin Corp.	4.0%
Meta Platforms, Inc.	3.6%
Honeywell International, Inc.	3.5%
Goldman Sachs Group, Inc.	3.4%
Alphabet, Inc.	3.1%
AbbVie Inc.	3.0%
Lam Research Corp.	3.0%
Fiserv, Inc.	2.9%
Boston Scientific Corp.	2.8%
Total	33.5%

Largest Holdings [Text Block]
Top 10 Holdings
JPMorgan Chase & Co.	4.2%
Parker-Hannifin Corp.	4.0%
Meta Platforms, Inc.	3.6%
Honeywell International, Inc.	3.5%
Goldman Sachs Group, Inc.	3.4%
Alphabet, Inc.	3.1%
AbbVie Inc.	3.0%
Lam Research Corp.	3.0%
Fiserv, Inc.	2.9%
Boston Scientific Corp.	2.8%
Total	33.5%

C000029064 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Growth Fund
Trading Symbol	HNASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Fund ("Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Growth Fund	$46	0.84%*
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[8]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned 21.78% for the six months ended June 30, 2024, outperforming its performance benchmark, the Russell 1000 Growth Index, which returned 20.70%. Broadly speaking, both security selection and sector allocation drove relative performance.
The consumer discretionary sector contributed significantly to relative results due to favorable security selection. Shares of Amazon.com traded higher during the period as the company’s ongoing improvement in retail operations and acceleration in its Amazon Web Services segment fueled investor optimism.
An underweight allocation to and favorable stock selection in the industrials and business services sector also aided relative performance. Howmet Aerospace is a supplier of highly engineered materials for use in aerospace, defense, automotive, and industrial end markets. Shares climbed higher during the period, supported by consecutive better-than-anticipated earnings releases that included consensus-topping revenue growth and margin expansion across most of the company’s business segments, despite facing headwinds in the aerospace end market.
An overweight allocation to the communication services sector further contributed to relative returns. We continue to find attractive opportunities in communication services companies with innovative business models that we believe can take advantage of transformational change, such as Meta Platforms, which posted double-digit returns during the period.
In contrast, the financials sector was a notable detractor from relative performance due to an overweight exposure and security selection. Our out-of-benchmark position in Global Payments, which we eliminated during the period, detracted. Shares of the electronic payments company fell in the wake of its relatively in-line quarterly results in May, driven by growing investor concerns over the company’s margin trajectory.
Unfavorable stock choices and an overweight allocation to the health care sector, including our significant position in UnitedHealth Group, also hindered relative returns. Shares traded lower as the company faced several headwinds in the first half of the year, including higher-than-expected medical costs, lower-than-expected initial Medicare Advantage rates for 2025, a federal antitrust investigation, and a data breach at one of its subsidiaries. We remain constructive on the Fund’s position in UnitedHealth Group as we believe its ability to provide durable growth is underappreciated by the market and view the company as well positioned, thanks, in part, to its leadership in the fast-growing Medicare Advantage market.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values at June 30 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Growth Fund	36.94%	16.15%	15.45%
Growth Fund—excluding sales load	36.94%	16.15%	15.45%
Regulatory Benchmark - S&P 500 Index	24.56%	15.05%	12.86%
Performance Benchmark - Russell 1000 Growth Index	33.48%	19.34%	16.33%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 372,990,918
Holdings Count | Holding	54
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table reflects important key statistics as of June 30, 2024.
Fund Net Assets	$372,990,918
Total Number of Portfolio Holdings	54
Portfolio Turnover	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below reflect the investment diversification and the top 10 holdings of the Fund, shown as a percentage of total investments of the Fund.
Sector Diversification
Information technology	45.1%
Health care	14.4%
Communication services	14.3%
Consumer discretionary	12.5%
Financials	8.9%
Industrials	2.9%
Consumer staples	0.8%
Energy	0.6%
Short-term and other assets	0.5%
Total	100.0%
Top 10 Holdings
Microsoft Corp.	13.4%
NVIDIA Corp.	10.7%
Amazon.com, Inc.	7.8%
Alphabet, Inc.	7.2%
Apple, Inc.	6.6%
Meta Platforms, Inc.	4.7%
Intuit, Inc.	3.2%
UnitedHealth Group, Inc.	3.1%
Mastercard Inc.	2.9%
Eli Lilly & Co.	2.6%
Total	62.2%

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	13.4%
NVIDIA Corp.	10.7%
Amazon.com, Inc.	7.8%
Alphabet, Inc.	7.2%
Apple, Inc.	6.6%
Meta Platforms, Inc.	4.7%
Intuit, Inc.	3.2%
UnitedHealth Group, Inc.	3.1%
Mastercard Inc.	2.9%
Eli Lilly & Co.	2.6%
Total	62.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.